Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional paid-in capital	Accumulated deficit
Beginning balance at Dec. 31, 2017	$ 4,364	$ 6	$ 36,202	$ (31,844)
Beginning balance, shares at Dec. 31, 2017		6,340,604
Proceeds from sale of common stock	466		466
Proceeds from sale of common stock, shares		271,520
Proceeds from private placement of common stock	978	$ 1	977
Proceeds from private placement of common stock, shares		806,452
Stock-based compensation expense	150		150
Issuance of restricted stock	86	$ 1	85
Issuance of restricted stock, shares		63,147
Net loss	(3,223)			(3,223)
Ending balance at Dec. 31, 2018	2,821	$ 8	37,880	(35,067)
Ending balance, shares at Dec. 31, 2018		7,481,723
Proceeds from sale of common stock	211		211
Proceeds from sale of common stock, shares		111,129
Proceeds from private placement of common stock	1,850	$ 1	1,849
Proceeds from private placement of common stock, shares		1,267,123
Issuance of common stock upon conversion of related party promissory note payable	250		250
Issuance of common stock upon conversion of related party promissory note payable, shares		171,233
Stock-based compensation expense	71		71
Issuance of restricted stock	201		201
Issuance of restricted stock, shares		139,450
Net loss	(2,150)			(2,150)
Ending balance at Jun. 30, 2019	3,254	$ 9	40,462	(37,217)
Ending balance, shares at Jun. 30, 2019		9,170,658
Beginning balance at Dec. 31, 2018	2,821	$ 8	37,880	(35,067)
Beginning balance, shares at Dec. 31, 2018		7,481,723
Proceeds from sale of common stock	211		211
Proceeds from sale of common stock, shares		111,129
Proceeds from private placement of common stock	1,850	$ 1	1,849
Proceeds from private placement of common stock, shares		1,267,123
Issuance of common stock upon conversion of related party promissory note payable	250		250
Issuance of common stock upon conversion of related party promissory note payable, shares		171,233
Stock-based compensation expense	95		95
Stock-based compensation expense, shares		0
Issuance of restricted stock	211		211
Issuance of restricted stock, shares		145,700
Net loss	(4,258)			(4,258)
Ending balance at Dec. 31, 2019	1,180	$ 9	40,496	(39,325)
Ending balance, shares at Dec. 31, 2019		9,176,908
Beginning balance at Mar. 31, 2019	4,401	$ 9	40,434	(36,042)
Beginning balance, shares at Mar. 31, 2019		9,170,658
Stock-based compensation expense	28		28
Net loss	(1,175)			(1,175)
Ending balance at Jun. 30, 2019	3,254	$ 9	40,462	(37,217)
Ending balance, shares at Jun. 30, 2019		9,170,658
Beginning balance at Dec. 31, 2019	1,180	$ 9	40,496	(39,325)
Beginning balance, shares at Dec. 31, 2019		9,176,908
Proceeds from sale of common stock	1,203	$ 1	1,202
Proceeds from sale of common stock, shares		964,102
Proceeds from private placement of common stock	1,030	$ 1	1,029
Proceeds from private placement of common stock, shares		851,240
Issuance of common stock upon conversion of related party promissory note payable	825	$ 1	824
Issuance of common stock upon conversion of related party promissory note payable, shares		681,818
Stock-based compensation expense	18		18
Issuance of restricted stock	209		209
Issuance of restricted stock, shares		172,727
Net loss	(1,637)			(1,637)
Ending balance at Jun. 30, 2020	2,828	$ 12	43,778	(40,962)
Ending balance, shares at Jun. 30, 2020		11,846,795
Beginning balance at Mar. 31, 2020	2,614	$ 11	42,794	(40,191)
Beginning balance, shares at Mar. 31, 2020		11,030,100
Proceeds from sale of common stock	975	$ 1	974
Proceeds from sale of common stock, shares		816,695
Stock-based compensation expense	10		10
Net loss	(771)			(771)
Ending balance at Jun. 30, 2020	$ 2,828	$ 12	$ 43,778	$ (40,962)
Ending balance, shares at Jun. 30, 2020		11,846,795